UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock
Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
Schedule of Investments January 31, 2011 (Unaudited)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 108.0%
Corporate — 4.1%
Beaver County IDA, Refunding RB,
FirstEnergy, Mandatory Put Bonds,
3.38%, 1/01/35 (a)	$ 200	$ 192,546
Pennsylvania Economic Development
Financing Authority, RB, Aqua
Pennsylvania Inc. Project, Series A,
AMT, 6.75%, 10/01/18	600	686,376
Pennsylvania Economic Development
Financing Authority, Refunding RB,
Aqua Pennsylvania Inc. Project,
Series A, AMT, 5.00%, 12/01/34	180	162,803
		1,041,725
County/City/Special District/School District — 13.4%
County of York Pennsylvania, GO,
5.00%, 3/01/36	100	98,450
Delaware Valley Regional Financial
Authority, RB, Series A (AMBAC),
5.50%, 8/01/28	1,500	1,468,680
Marple Newtown School District, GO
(AGM), 5.00%, 6/01/31	600	590,184
Owen J Roberts School District, GO,
4.75%, 11/15/25	700	702,562
Philadelphia School District, GO,
Series E, 6.00%, 9/01/38	100	102,563
Scranton School District Pennsylvania,
GO, Series A (AGM), 5.00%, 7/15/38	500	464,115
		3,426,554
Education — 14.4%
Adams County IDA, Refunding RB,
Gettysburg College:
5.00%, 8/15/24	100	100,359
5.00%, 8/15/25	100	99,385
4.50%, 8/15/27	140	127,761
Cumberland County Municipal Authority,
RB, AICUP Financing Program,
Dickinson College Project, 5.00%,
11/01/39	200	188,092
Delaware County Authority
Pennsylvania, RB, Villanova
University, 5.25%, 12/01/31	100	100,554
Delaware County Authority, RB,
Haverford College:
5.00%, 11/15/35	415	407,447
5.00%, 11/15/40	300	291,381

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Education (concluded)
Lancaster Higher Education Authority,
RB, Franklin & Marshall College
Project, 5.00%, 4/15/37	$ 500	$ 473,430
Pennsylvania Higher Educational
Facilities Authority, RB:
Drexel University, Series A (NPFGC),
5.00%, 5/01/37	250	228,518
Thomas Jefferson University,
5.00%, 3/01/40	1,000	936,050
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
State System of Higher Education,
Series AL, 5.00%, 6/15/35	100	97,518
Swarthmore Borough Authority,
Refunding RB, Series A, 4.30%,
9/15/28	285	271,559
University of Pittsburgh Pennsylvania,
RB, Capital Project, Series B, 5.00%,
9/15/28	350	356,531
		3,678,585
Health — 42.9%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A:
5.00%, 11/15/28	250	174,323
5.38%, 11/15/40	470	312,343
Berks County Municipal Authority,
Refunding RB, Reading Hospital &
Medical Center Project, Series A-3,
5.50%, 11/01/31	500	495,680
Bucks County IDA, Refunding RB,
Pennswood Village Project, Series A,
6.00%, 10/01/12 (b)	1,150	1,254,477
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	500	483,845
Dauphin County General Authority,
Refunding RB, Pinnacle Health
System Project, Series A, 6.00%,
6/01/29	500	496,110
Franklin County IDA Pennsylvania, RB,
Chambersburg Hospital Project,
5.38%, 7/01/42	415	369,429

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
FHA	Federal Housing Administration	S/F	Single-Family
GO	General Obligation Bonds	TE	Tax-Exempt

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST JANUARY 31, 2011 1

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Health (concluded)
Lehigh County General Purpose
Authority, Refunding RB, Hospital,
Saint Luke's Bethlehem, 5.38%,
8/15/13 (b)	$ 2,000	$ 2,217,740
Lycoming County Authority, Refunding
RB, Susquehanna Health System
Project, Series A, 5.75%, 7/01/39	210	188,446
Monroe County Hospital Authority
Pennsylvania, Refunding RB, Hospital,
Pocono Medical Center, 5.13%,
1/01/37	345	296,269
Montgomery County Higher Education &
Health Authority, Refunding RB,
Abington Memorial Hospital, Series A,
5.13%, 6/01/33	370	338,054
Montgomery County IDA Pennsylvania,
RB:
Acts Retirement Life Community,
5.25%, 11/15/28	1,250	1,124,237
Acts Retirement Life Community,
Series A, 4.50%, 11/15/36	375	277,268
New Regional Medical Center
Project (FHA), 5.38%, 8/01/38	535	523,348
Pennsylvania Higher Educational
Facilities Authority, RB, University of
Pittsburgh Medical Center, Series E,
5.00%, 5/15/31	1,000	925,430
South Fork Municipal Authority,
Refunding RB, Conemaugh Valley
Memorial, Series B (AGC), 5.38%,
7/01/35	245	227,860
Southcentral General Authority,
Refunding RB, Wellspan Health
Obligor Group, Series A, 6.00%,
6/01/29	1,250	1,291,637
		10,996,496
Housing — 9.7%
Pennsylvania HFA, RB:
Series 94-A, AMT, 5.10%,
10/01/31	150	141,573
Series 95-A, AMT, 4.90%,
10/01/37	975	884,744
Series 103C, 5.40%, 10/01/33	5	5,053
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%,
4/01/31	110	99,517
Series 97A, 4.65%, 10/01/31	1,300	1,158,573
Series 99A, 5.15%, 4/01/38	200	186,442
		2,475,902
State — 2.0%
Commonwealth of Pennsylvania, GO,
First Series, 5.00%, 3/15/29	275	279,018
State Public School Building Authority,
Refunding RB, Harrisburg School
District Project, Series A (AGC),
5.00%, 11/15/33	250	239,170
		518,188
Transportation — 17.5%
City of Philadelphia Pennsylvania, RB,
Series A, 5.00%, 6/15/40	1,000	923,400

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Transportation (concluded)
Delaware River Port Authority, RB,
Series D, 5.00%, 1/01/40	$ 750	$ 710,505
Pennsylvania Economic Development
Financing Authority, RB, Amtrak
Project, Series A, AMT:
6.25%, 11/01/31	1,000	1,000,950
6.38%, 11/01/41	1,000	1,000,410
Pennsylvania Turnpike Commission, RB,
Series A (AMBAC), 5.25%, 12/01/32	870	853,313
		4,488,578
Utilities — 4.0%
City of Philadelphia Pennsylvania, RB:
Ninth Series, 5.25%, 8/01/40	270	243,869
Series A, 5.25%, 1/01/36	100	95,323
Series C (AGM), 5.00%, 8/01/40	350	325,084
Montgomery County IDA Pennsylvania,
RB, Aqua Pennsylvania Inc. Project,
Series A, AMT, 5.25%, 7/01/42	300	269,112
Pennsylvania Economic Development
Financing Authority, RB, Philadelphia
Biosolids Facility, 6.25%, 1/01/32	100	99,416
		1,032,804
Total Municipal Bonds in Pennsylvania		27,658,832
Guam — 0.6%
County/City/Special District/School District — 0.6%
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	150	144,345
Multi-State — 13.3%
Housing — 13.3%
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (a)(c)(d)	3,674	3,416,953
Puerto Rico — 19.1%
State — 16.6%
Commonwealth of Puerto Rico, GO,
Refunding, Sub-Series C-7 (NPFGC),
6.00%, 7/01/27	1,385	1,396,440
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series N, 5.00%, 7/01/37	300	253,491
Puerto Rico Public Finance Corp., RB,
Commonwealth Appropriation,
Series E, 5.50%, 2/01/12 (b)	1,495	1,569,107
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	1,000	1,024,020
		4,243,058
Utilities — 2.5%
Puerto Rico Aqueduct & Sewer
Authority, RB, Senior Lien, Series A,
6.00%, 7/01/38	200	187,508
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	500	462,760
		650,268
Total Municipal Bonds in Puerto Rico		4,893,326

2 BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST JANUARY 31, 2011

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands — 0.3%
State — 0.3%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Capital Projects,
Series A-1, 5.00%, 10/01/39	$ 100	$ 81,487
Total Municipal Bonds – 141.3%		36,194,943
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
Pennsylvania — 29.1%
Education — 5.7%
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
Trustees of the University of
Pennsylvania, Series C, 4.75%,
7/15/35	500	471,025
Pennsylvania State University, RB,
5.00%, 3/01/40	1,000	989,370
		1,460,395
Health — 8.9%
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	500	464,940
5.25%, 6/01/39	1,000	941,040
Philadelphia Hospitals & Higher
Education Facilities Authority,
Refunding RB, Jefferson Health
System, Series B, 5.00%, 5/15/40	1,000	882,720
		2,288,700
Housing — 3.6%
Pennsylvania HFA, Refunding RB:
Series 96-A, AMT, 4.70%,
10/01/37	500	435,665
Series 105C, 5.00%, 10/01/39	500	477,270
		912,935
State — 7.0%
Commonwealth of Pennsylvania, GO,
First Series, 5.00%, 3/15/28	825	841,257
Pennsylvania Turnpike Commission, RB,
Series C of 2003 Pennsylvania
Turnpike (NPFGC), 5.00%, 12/01/32	1,000	957,650
		1,798,907
Transportation — 3.9%
City of Philadelphia Pennsylvania, RB,
Series A, AMT (AGM), 5.00%,
6/15/37	1,150	997,200
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 29.1%		7,458,137
Total Long-Term Investments
(Cost – $45,381,727) – 170.4%		43,653,080

Short-Term Securities	Shares	Value
BIF Pennsylvania Municipal Money
Fund, 0.00% (f)(g)	2,018,851	$ 2,018,851
Total Short-Term Securities
(Cost – $2,018,851) – 7.9%		2,018,851
Total Investments
(Cost – $47,400,578*) – 178.3%		45,671,931
Other Assets Less Liabilities – 1.6%		398,733
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (16.1)%		(4,127,810)
Preferred Shares, at Redemption Value – (63.8)%		(16,325,988)
Net Assets Applicable to Common Shares – 100.0%		$ 25,616,866
* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes, were as
follows: Aggregate cost		$ 45,467,908
Gross unrealized appreciation		$ 569,008
Gross unrealized depreciation		(4,489,739)
Net unrealized depreciation		$ (3,920,731)

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	April 30,	Net	January 31,
Affiliate	2010	Activity	2011	Income
BIF
Pennsylvania
Municipal
Money Fund	455,164	1,563,687	2,018,851	$ -

(g) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-
classifications for reporting ease.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST JANUARY 31, 2011 3

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
Schedule of  Investments (concluded)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Trust's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$ 43,653,080	—	$ 43,653,080
Short-Term
Securities	$ 2,018,851	—	—	2,018,851
Total	$ 2,018,851	$ 43,653,080	—	$ 45,671,931
[1] See above Schedule of Investments for values in each sector.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST JANUARY 31, 2011 4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 25, 2011